Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [abstract]
Table of debt securities FVOCI

	December 31, 2021	December 31, 2020
BCRA Liquidity Bills	107,693,328	135,681,602
Government securities	53,372,170	45,966,011
Financial assets pledged as collateral	4,614,463	10,475,296
Private securities - Corporate bonds	1,359,517	393,822

TOTAL	167,039,478	192,516,731

Table of equity instruments FVOCI

	December 31, 2021	December 31, 2020
Banco Latinoaméricano de Exportaciones S.A.	34,553	41,081
Others	1,530	1,937

TOTAL	36,083	43,018